Average Annual Total Returns - FidelitySAIInternationalIndexFund-PRO - FidelitySAIInternationalIndexFund-PRO - Fidelity SAI International Index Fund	Dec. 30, 2024
Fidelity SAI International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.24%
Past 5 years	8.31%
Since Inception	6.52%	[1]
Fidelity SAI International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.68%
Past 5 years	7.77%
Since Inception	6.02%	[1]
Fidelity SAI International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.28%
Past 5 years	6.63%
Since Inception	5.24%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Since Inception	6.77%

[1]	A From January 5, 2016 .